Related Parties - Summary of Total Compensation Provided to Key Management Personnel (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of key management personnel compensation [abstract]
Short-term benefits (*)	₺ 74,696	₺ 50,001	₺ 52,767
Termination benefits	604	10,064	13,454
Long-term benefits	548	479	655
Key management personnel compensation	₺ 75,848	₺ 60,544	₺ 66,876